Commitments and Contingencies - Surety Bond (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Bond
Commitments and Contingencies Disclosure [Abstract]
Self insurance surety bond	$ 3.7
Number of self insurer's pension bonds	8
Self insurer's pension bonds	$ 1.2